SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

A.	On October 19, 2022, Mr. Dror Shaked and Mr. David Freidenberg were appointed to serve as independent directors on the Board of Directors of Citrine Global, Corp. effective upon (and subject to) the Nasdaq listing of the Company.

B.	In November 2022 the Company and iBOT agreed to extend to March 31, 2023 the pre-emption right previously granted to the Company with respect to any equity or equity linked securities that iBOT proposes to issue to an unrelated third party with aggregate gross proceeds to iBOT exceeding $1 million or which will result 51% in a change in control in iBOT following such issuance.

C.	On November 14, 2022, the CL Agreement was amended to provide that until the repayment in full of all outstanding principal and accrued interest on the Notes issued thereunder and the earlier to occur of the exercise in totality of the Warrants issued in connection with the Notes or their termination by the terms thereof, if the Company issues securities in any financing transaction, including debt convertible into equity, in any equity and/or debt offering or other transaction (the “Future Financing”) and said securities contain any terms that are more favorable than the terms and provisions contained in the outstanding Notes and/or Warrants under the CL Agreement, including without limitation, an effective per share price which is lower than the then effective Conversion Price applicable to the Notes or the Exercise Price of the Warrants, then the Company shall, at the request of a majority of the Buyers, enter into amendments to the Notes and/or Warrants, as applicable, to provide for the same more favorable terms and provisions.

NOTE 12 – SUBSEQUENT EVENTS

A.	On January 5, 2022, Citrine 9 LP, one of the Buyer entities (hereinafter “Citrine 9”) agreed to honor a Draw Down Notice (as defined in the Convertible Note Agreement) for, and has advanced to the Company, $180 thousands on the same terms and conditions as are specified in the Convertible Note Agreement (see note 5A above). The maturity date of the loan is the earlier of July 31, 2023 or at such time as the Company shall have consummated an investment of at least $5 million in Company securities. The annual interest on the loan continues to be nine percent (9%). The principal and interest payment on the Note shall be made in New Israeli Shekels (NIS) at the conversion rate which was in effect on the date on which the loan was advanced.

As provided for under the terms of the Convertible Note Agreement, Citrine 9 will be issued 6,666,667 Series A warrants and 6,666,667 Series B warrants for shares of common stock, where the Series A warrants are exercisable beginning July 5, 2022 through July 5, 2024 and the Series B warrants are exercisable beginning July 5, 2022 through July 5, 2025, in each case at an exercise price of $0.05 per share.

Additionally, on January 5, 2022, the Company and the Buyers entered into the Fourth Amendment to the Convertible Note Agreement pursuant to which the following was agreed to:

(i)	The principal and accrued interest on all outstanding loans shall be made in New Israeli Shekels (NIS) at the conversion rate which was in effect on the date on which the loan was advanced;

(ii)	The conversion price on all outstanding notes under the Convertible Note Agreement has been adjusted to a conversion price of $0.05 per share

(iii)	The exercise price on all outstanding warrants issued in connection with advances made under the Convertible Note Agreement has been adjusted to an exercise price of $0.05 per share.

B.	On February 8, 2022, Cannovation Ltd received from ILA a counter-signed development agreement to purchase rights for long term lease to 11,687 square meters of Land for purposes of building the Green Vision Center Israel, which is intended to include factories, laboratories, logistics and a distribution center for the medical cannabis, and botanicals industries.

C.	On March 30, 2022, the Company Board determined to allot the Bonus referred to in Note 9G as follows: 65% of such bonus amounts were allocated to the Company’s Chief Executive Officer, 25% to the Company’s Chief Financial Officer and 5% to one of the directors.